Related party transactions: (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Termination benefits	$ 0	$ 221,624	$ 0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Amount payable for services provided recorded within accounts payable and accrued liabilities	1,000	$ 13,279	$ 5,675
Percentage of interest rates			5.50%
Interest expense recorded within finance expense			$ 4,517
Transaction bonuses included in loss from discontinued operations	$ 750,000